Comparative information 2021 - Schedule of valuation and qualifying accounts (Detail) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	€ 276
Addition charged to earnings	12
Amounts written off and other changes	(57)
Currency translation	7
Ending balance	238
Mortgages [member]
Disclosure of details of valuation and qualifying accounts [line items]
Ending balance	6
Other loans [member]
Disclosure of details of valuation and qualifying accounts [line items]
Ending balance	112
Receivables [member]
Disclosure of details of valuation and qualifying accounts [line items]
Ending balance	€ 120